EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Change In Accounting Principle

Change in Accounting Principle

Effective January 1, 2012, we changed our method of accounting for investment tax credits (ITC) from the flow-through method to the deferral method for Sempra Energy. Under the flow-through method, we reduced our income tax expense by the amount of ITC in the year in which the qualifying assets were placed in service. Under the deferral method, we record ITC in the year in which the qualifying assets are placed in service as a reduction to the cost of the asset that generated the ITC. This results in lower book depreciation over the life of the asset. This change has no historical or prospective impact on the California Utilities because ITC is effectively deferred as a result of the application of regulatory accounting required under GAAP.

The flow-through method and the deferral method are both acceptable under GAAP, but the deferral method is the preferred method. We believe that the deferral method is preferable for the ITC we receive because it recognizes ITC benefits over the same periods as the associated costs for which the ITC are intended to compensate.

We applied this change in accounting principle by retrospectively adjusting the financial statement amounts for all periods presented. Upon adopting the deferral method, we reduced Sempra Energy Consolidated retained earnings as of January 1, 2009 by $7 million for the cumulative effect of the change in accounting principle.

The following tables summarize the effects of the change in accounting principle on Sempra Energy Consolidated's financial statements for 2011 and 2010. The effect on 2009 was negligible.

EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE
(Dollars in millions, except per share amounts)
	As of and for the year ended December 31, 2011
	As
	Originally		Retrospectively
Sempra Energy Consolidated	Reported	Adjustments	Adjusted
CONSOLIDATED STATEMENT OF OPERATIONS
Depreciation and amortization	$978	$(2)	$976
Income before income taxes and equity earnings
of certain unconsolidated subsidiaries	1,721	2	1,723
Income tax expense	366	28	394
Net income	1,407	(26)	1,381
Earnings	1,357	(26)	1,331

Basic earnings per common share	$5.66	$(0.11)	$5.55
Diluted earnings per common share	$5.62	$(0.11)	$5.51

CONSOLIDATED BALANCE SHEET
Property, plant and equipment	$31,303	$(111)	$31,192
Less accumulated depreciation and amortization	(7,731)	4	(7,727)
Property, plant and equipment, net	$23,572	$(107)	$23,465

Income taxes payable	$16	$(11)	$5
Deferred income taxes, noncurrent liability	1,554	(34)	1,520
Deferred credits and other	783	1	784
Retained earnings	8,225	(63)	8,162

CONSOLIDATED STATEMENT OF CASH FLOWS
Net income	$1,407	$(26)	$1,381
Adjustments to reconcile net income to net cash provided by
operating activities:
Depreciation and amortization	978	(2)	976
Deferred income taxes and investment tax credits	(24)	27	3
Net changes in other working capital components (income taxes, net)	(225)	1	(224)

EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE
(Dollars in millions, except per share amounts)
	Year ended December 31, 2010
	As
	Originally		Retrospectively
Sempra Energy Consolidated	Reported	Adjustments	Adjusted
CONSOLIDATED STATEMENT OF OPERATIONS
Depreciation and amortization	$867	$(1)	$866
Income before income taxes and equity earnings
of certain unconsolidated subsidiaries	786	1	787
Income tax expense	102	31	133
Net income	733	(30)	703
Earnings	739	(30)	709

Basic earnings per common share	$3.02	$(0.12)	$2.90
Diluted earnings per common share	$2.98	$(0.12)	$2.86

CONSOLIDATED BALANCE SHEET
Income taxes receivable	$248	$9	$257
Other current assets	192	1	193

Property, plant and equipment	$27,087	$(64)	$27,023
Less accumulated depreciation and amortization	(7,211)	2	(7,209)
Property, plant and equipment, net	$19,876	$(62)	$19,814

Deferred income taxes, noncurrent liability	$1,561	$(16)	$1,545
Deferred credits and other	823	1	824
Retained earnings	7,329	(37)	7,292

CONSOLIDATED STATEMENT OF CASH FLOWS
Net income	$733	$(30)	$703
Adjustments to reconcile net income to net cash provided by
operating activities:
Depreciation and amortization	867	(1)	866
Deferred income taxes and investment tax credits	48	(11)	37
Net changes in other working capital components (income taxes, net)	58	42	100